CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (11,094)	$ (14,083)	$ (13,628)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	3,633	3,543	2,469
Depreciation	658	370	299
Severance pay, net	(55)	59	75
Gain from sale of Evogene shares	(2,345)	(3,711)
Change in fair value of exchange option and embedded derivatives within research and development funding arrangements	(269)	811	588
Amortization of the Research and Development Component within research and development funding arrangement	(337)	(230)	(130)
Change in the fair value of liability with respect to outstanding options to non-employee		(104)	(20)
Loss in respect to Termination and Equity Conversion Agreement	792
Decrease (increase) in other accounts receivable and prepaid expenses	1,026	(1,105)	(112)
Increase (decrease) in deferred revenues	(4,983)	6,772
Decrease (increase) in long-term prepaid expenses	152	202	(301)
Increase (decrease) in trade payables and other accounts payable and accrued expenses	1,674	1,037	(86)
Net cash used in operating activities	(11,148)	(6,439)	(10,846)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	18,015	3,215	16,525
Investment in short-term bank deposits	(47,000)	(18,015)	(3,215)
Investment in long-term bank deposits	(35,026)
Changes in restricted cash	(389)	(50)
Purchase of property and equipment	(1,896)	(328)	(1,005)
Increase in long-term lease deposits	(102)		(42)
Proceeds from sale of investment in Evogene	2,309	3,603
Net cash provided by (used in) investing activities	(64,089)	(11,575)	12,263
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	70,718	19,760	6,211
Proceeds from research and development funding arrangements		5,000	1,000
Proceeds from exercise of options	1,411	5,631	1,900
Net cash provided by financing activities	72,129	30,391	9,111
Increase (decrease) in cash and cash equivalents	(3,108)	12,377	10,528
Cash and cash equivalents at the beginning of the year	28,751	16,374	5,846
Cash and cash equivalents at the end of the year	25,643	28,751	16,374
Supplemental disclosure of non-cash investing and financing activities:
Issuance of shares in respect to Termination and Equity Conversion Agreement	12,162
Receivables from foreign currency derivative contracts	141
Receivables on account of shares	12		56
Purchase of property and equipment	284		47
Cash paid (received) during the year for:
Income taxes	360	500
Interest payments received from bank short-term deposits and cash equivalents	$ (235)	$ (112)	$ (297)